46. Risk management (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk Management Details 10Abstract
Net Interest Margin	R$ 432	R$ 334	R$ 200
Market Value of Equity	1,771	2,063	1,861
Value at Risk - Balance
VaR	R$ 1,365	R$ 1,755	R$ 1,744